Residential Mortgage-Backed Securities (Tables)	1 Months Ended
Jun. 30, 2012
Residential Mortgage-Backed Securities
Summary of certain information about the Company's investment portfolio
	Principal Balance (1)	Unamortized Premium (Discount), net	Amortized Cost (1)	Unrealized Gain (Loss), net	Estimated Fair Value (1)	Net Weighted Average Coupon (2)	Weighted Average Yield (3)
Agency RMBS:
30-Year Mortgage	$1,440,818	$87,234	$1,528,052	$3,930	$1,531,982	3.8%	2.8%
20-Year Mortgage	210,990	13,070	224,060	(340)	223,720	3.6%	2.4%
CMO – Fixed rate	66,000	11,124	77,124	(316)	76,808	6.5%	4.9%
IOs and IIOs (4)	-	-	58,827	651	59,478	4.3%	8.6%
Agency interest-only strips accounted for as derivatives (4)	-	-		-	26,844	4.2%(5)	1.6%
Total	$1,717,808	$111,428	$1,888,063	$3,925	1,918,832	4.0%	3.0%

(1) Includes unsettled purchases with an aggregate cost of $105,912 and estimated fair value of $106,019 at June 30, 2012.

(2) Net weighted average coupon as of June 30, 2012 is presented, net of servicing and other fees.

(3) Weighted average yield as of June 30, 2012 incorporates estimates for future prepayment and loss assumptions.

(4) IOs and IIOs and Agency interest-only strips accounted for as derivatives have no principal balances and bear interest based on a notional balance. The notional balance is used solely to determine interest distributions on interest-only class of securities.

(5) Interest on these securities is reported as a component of Loss on derivative instruments.

Summary of the components of the carrying value of the Company's investment portfolio

June 30, 2012

Principal balance	$1,717,808
Amortized cost of IOs and IIOs	58,827
Carrying value of Agency interest-only strips accounted for as derivatives	26,844
Unamortized premium	111,428
Unamortized discount	-
Gross unrealized gains	6,543
Gross unrealized losses	(2,618)
Estimated fair value	$1,918,832

Summary of the components of interest income on the Company's Agency RMBS
	For the period from May 15, 2012 (commencement of operations) through June 30, 2012

	Coupon	Net (Premium) Discount	Interest
	Interest	Amortization	Income
Agency RMBS	$9,048	$(2,198)	$6,850
Total	$9,048	$(2,198)	$6,850